LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair values	$ 272,012
Equity securities without readily determinable fair values	264,096	$ 48,286
Equity method investments	19,651	26,207
Available-for-sale investments	82,386	139,002
Held-to-maturity investments	118,190	80,213
Total	828,249	305,105
Wealth management products
LONG-TERM INVESTMENTS
Fair value option investment	60,232
Long-term investments in privately held companies
LONG-TERM INVESTMENTS
Fair value option investment	$ 11,682	$ 11,397